Related parties (Details Narrative) - BRL (R$)	Sep. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Petrobras [member] | Sale Agreement [Member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 4,371,062	R$ 101,578	R$ 28,342
Agreement With Petrocoque [Member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 13,266,000				R$ 26,510,000
Related parties estimated value		R$ 325,600,000
Board Of Directors [Member] | New Or Renewedagreements With Related Companies [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount				R$ 2,000